GRANT AND SUBSIDY INCOME (Narrative) (Details) - EUR (€) € in Millions	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	May 31, 2022
Grant And Subsidy Income [Abstract]
Grant awarded			€ 0.5
Proceeds from grants	€ 0.3	€ 0.2